ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 shares	Dec. 31, 2022 Vote	Dec. 31, 2021 CNY (¥)
ORDINARY SHARES
Cash consideration | ¥					¥ 453,978
Class A
ORDINARY SHARES
Number of votes per share | Vote				10
Class B
ORDINARY SHARES
Number of votes per share | Vote				1
Shares issued upon conversion of ordinary shares | shares	18,424,242	18,424,242	18,424,242
Temporary equity, shares issued, new issues | shares	4,242,424	4,242,424
Temporary equity, issue price per share | $ / shares		$ 16.50
Cash consideration	¥ 453,978	$ 70,000